SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Feb. 09, 2018
Earnings per share [line items]
Number of shares authorized to be repurchased renewal, shares			5,349,804
Stock repurchased and retired during period, shares	2,081,200	2,490,900
Stock repurchased and retired during period, per shares	$ 21.53	$ 16.73
Repurchase of common shares	$ 44.8	$ 41.7
Number of shares issued and fully paid, shares	267,738,530	268,397,224
Antidilutive securities excluded from computation of earnings per share, shares	1,941,200	46,700
Dividends	$ 93.9	$ 84.6
Dividends (in CAD per share)	$ 0.35	$ 0.315
Private Share Repurchase Agreement
Earnings per share [line items]
Stock repurchased and retired during period, shares	600,000
Retained earnings
Earnings per share [line items]
Repurchase of common shares	$ (39.9)	$ (36.1)